FAIR VALUE OF FINANCIAL INSTRUMENTS - Valuation of Level 3 Financial Instruments (Details)	Dec. 31, 2021 USD ($) policy	Dec. 31, 2020 USD ($) policy
Assets and liabilities measured at fair value on a recurring basis
Derivative liability	$ 2,779,000,000	$ 3,119,000,000
Level 3
Assets and liabilities measured at fair value on a recurring basis
Financial instruments that are valued using broker quotes	197,000,000	116,000,000
Financial instruments with book value approximating fair value	148,000,000	90,000,000
Level 3 | Residential mortgage-backed securities
Assets and liabilities measured at fair value on a recurring basis
Fair value, assets	40,000,000
Level 3 | Commercial mortgage-backed securities
Assets and liabilities measured at fair value on a recurring basis
Fair value, assets	180,000,000	32,000,000
Level 3 | Other asset-backed securities
Assets and liabilities measured at fair value on a recurring basis
Fair value, assets	436,000,000	435,000,000
Financial instruments that are valued using broker quotes	172,000,000	88,000,000
Level 3 | Corporate securities
Assets and liabilities measured at fair value on a recurring basis
Fair value, assets	1,588,000,000	1,432,000,000
Financial instruments that are valued using broker quotes	3,000,000	17,000,000
Level 3 | Embedded derivative - GLWB
Assets and liabilities measured at fair value on a recurring basis
Derivative liability	475,000,000	822,000,000
Level 3 | Embedded derivative - FIA
Assets and liabilities measured at fair value on a recurring basis
Derivative liability	595,000,000	573,000,000
Level 3 | Embedded derivative - IUL
Assets and liabilities measured at fair value on a recurring basis
Derivative liability	269,000,000	201,000,000
Level 3 | Other government-related securities
Assets and liabilities measured at fair value on a recurring basis
Financial instruments that are valued using broker quotes	16,000,000
Level 3 | Equity securities
Assets and liabilities measured at fair value on a recurring basis
Financial instruments that are valued using broker quotes	$ 6,000,000	$ 11,000,000
Actuarial cash flow model | Level 3 | Embedded derivative - FIA
Assets and liabilities measured at fair value on a recurring basis
Embedded derivative liability, measurement input | policy	214	207
Spread over treasury | Minimum | Discounted cash flow | Level 3 | Residential mortgage-backed securities
Assets and liabilities measured at fair value on a recurring basis
Debt securities, measurement input	1.03
Spread over treasury | Minimum | Discounted cash flow | Level 3 | Commercial mortgage-backed securities
Assets and liabilities measured at fair value on a recurring basis
Debt securities, measurement input	1.04	2.78
Spread over treasury | Minimum | Discounted cash flow | Level 3 | Corporate securities
Assets and liabilities measured at fair value on a recurring basis
Debt securities, measurement input	0.00	0.00
Spread over treasury | Maximum | Discounted cash flow | Level 3 | Residential mortgage-backed securities
Assets and liabilities measured at fair value on a recurring basis
Debt securities, measurement input	1.10
Spread over treasury | Maximum | Discounted cash flow | Level 3 | Commercial mortgage-backed securities
Assets and liabilities measured at fair value on a recurring basis
Debt securities, measurement input	2.47	2.92
Spread over treasury | Maximum | Discounted cash flow | Level 3 | Corporate securities
Assets and liabilities measured at fair value on a recurring basis
Debt securities, measurement input	4.00	4.75
Spread over treasury | Weighted Average | Discounted cash flow | Level 3 | Residential mortgage-backed securities
Assets and liabilities measured at fair value on a recurring basis
Debt securities, measurement input	1.07
Spread over treasury | Weighted Average | Discounted cash flow | Level 3 | Commercial mortgage-backed securities
Assets and liabilities measured at fair value on a recurring basis
Debt securities, measurement input	1.30	2.87
Spread over treasury | Weighted Average | Discounted cash flow | Level 3 | Corporate securities
Assets and liabilities measured at fair value on a recurring basis
Debt securities, measurement input	1.50	1.89
Liquidation value | Minimum | Discounted cash flow | Level 3 | Other asset-backed securities
Assets and liabilities measured at fair value on a recurring basis
Debt securities, measurement input, value	$ 60.00
Liquidation value | Minimum | Liquidation | Level 3 | Other asset-backed securities
Assets and liabilities measured at fair value on a recurring basis
Debt securities, measurement input, value	$ 98.63	$ 95.00
Liquidation value | Maximum | Discounted cash flow | Level 3 | Other asset-backed securities
Assets and liabilities measured at fair value on a recurring basis
Debt securities, measurement input	113.88
Liquidation value | Maximum | Liquidation | Level 3 | Other asset-backed securities
Assets and liabilities measured at fair value on a recurring basis
Debt securities, measurement input, value	$ 99.75	97.00
Liquidation value | Weighted Average | Discounted cash flow | Level 3 | Other asset-backed securities
Assets and liabilities measured at fair value on a recurring basis
Debt securities, measurement input	112.92
Liquidation value | Weighted Average | Liquidation | Level 3 | Other asset-backed securities
Assets and liabilities measured at fair value on a recurring basis
Debt securities, measurement input, value	$ 99.07	$ 96.19
Liquidity premium | Minimum | Discounted cash flow | Level 3 | Other asset-backed securities
Assets and liabilities measured at fair value on a recurring basis
Debt securities, measurement input	0.11	0.54
Liquidity premium | Maximum | Discounted cash flow | Level 3 | Other asset-backed securities
Assets and liabilities measured at fair value on a recurring basis
Debt securities, measurement input	2.14	2.30
Liquidity premium | Weighted Average | Discounted cash flow | Level 3 | Other asset-backed securities
Assets and liabilities measured at fair value on a recurring basis
Debt securities, measurement input	1.54	1.63
Paydown Rate | Minimum | Discounted cash flow | Level 3 | Other asset-backed securities
Assets and liabilities measured at fair value on a recurring basis
Debt securities, measurement input	11.20	8.79
Paydown Rate | Maximum | Discounted cash flow | Level 3 | Other asset-backed securities
Assets and liabilities measured at fair value on a recurring basis
Debt securities, measurement input	13.41	12.49
Paydown Rate | Weighted Average | Discounted cash flow | Level 3 | Other asset-backed securities
Assets and liabilities measured at fair value on a recurring basis
Debt securities, measurement input	12.30	11.39
Mortality | Minimum | Actuarial cash flow model | Level 3 | Embedded derivative - GLWB
Assets and liabilities measured at fair value on a recurring basis
Embedded derivative liability, measurement input	88	88
Mortality | Minimum | Actuarial cash flow model | Level 3 | Embedded derivative - FIA
Assets and liabilities measured at fair value on a recurring basis
Embedded derivative liability, measurement input	88	88
Mortality | Minimum | Actuarial cash flow model, vbt primary tables | Level 3 | Embedded derivative - IUL
Assets and liabilities measured at fair value on a recurring basis
Embedded derivative liability, measurement input	43	36
Mortality | Minimum | Actuarial cash flow model, vbt primary tables, duration scale | Level 3 | Embedded derivative - IUL
Assets and liabilities measured at fair value on a recurring basis
Embedded derivative liability, measurement input	94	94
Mortality | Maximum | Actuarial cash flow model | Level 3 | Embedded derivative - GLWB
Assets and liabilities measured at fair value on a recurring basis
Embedded derivative liability, measurement input	100	100
Mortality | Maximum | Actuarial cash flow model | Level 3 | Embedded derivative - FIA
Assets and liabilities measured at fair value on a recurring basis
Embedded derivative liability, measurement input	100	100
Mortality | Maximum | Actuarial cash flow model, vbt primary tables | Level 3 | Embedded derivative - IUL
Assets and liabilities measured at fair value on a recurring basis
Embedded derivative liability, measurement input	110	161
Mortality | Maximum | Actuarial cash flow model, vbt primary tables, duration scale | Level 3 | Embedded derivative - IUL
Assets and liabilities measured at fair value on a recurring basis
Embedded derivative liability, measurement input	248	248
Nonperformance risk | Minimum | Actuarial cash flow model | Level 3 | Embedded derivative - GLWB
Assets and liabilities measured at fair value on a recurring basis
Embedded derivative liability, measurement input	0.19	0.19
Nonperformance risk | Minimum | Actuarial cash flow model | Level 3 | Embedded derivative - FIA
Assets and liabilities measured at fair value on a recurring basis
Embedded derivative liability, measurement input		0.19
Nonperformance risk | Minimum | Actuarial cash flow model | Level 3 | Embedded derivative - IUL
Assets and liabilities measured at fair value on a recurring basis
Embedded derivative liability, measurement input	0.19	0.19
Nonperformance risk | Maximum | Actuarial cash flow model | Level 3 | Embedded derivative - GLWB
Assets and liabilities measured at fair value on a recurring basis
Embedded derivative liability, measurement input	0.82	0.81
Nonperformance risk | Maximum | Actuarial cash flow model | Level 3 | Embedded derivative - FIA
Assets and liabilities measured at fair value on a recurring basis
Embedded derivative liability, measurement input		0.81
Nonperformance risk | Maximum | Actuarial cash flow model | Level 3 | Embedded derivative - IUL
Assets and liabilities measured at fair value on a recurring basis
Embedded derivative liability, measurement input	0.82	0.81
Withdrawal rate prior to age 70 | Minimum | Actuarial cash flow model | Level 3 | Embedded derivative - FIA
Assets and liabilities measured at fair value on a recurring basis
Embedded derivative liability, measurement input	0.4	0.4
Withdrawal rate prior to age 70 | Maximum | Actuarial cash flow model | Level 3 | Embedded derivative - FIA
Assets and liabilities measured at fair value on a recurring basis
Embedded derivative liability, measurement input	2.4	2.4
Lapse | Minimum | Actuarial cash flow model | Level 3 | Embedded derivative - FIA
Assets and liabilities measured at fair value on a recurring basis
Embedded derivative liability, measurement input	0.2	0.2
Lapse | Minimum | Actuarial cash flow model | Level 3 | Embedded derivative - IUL
Assets and liabilities measured at fair value on a recurring basis
Embedded derivative liability, measurement input	0.375	0.375
Lapse | Maximum | Actuarial cash flow model | Level 3 | Embedded derivative - FIA
Assets and liabilities measured at fair value on a recurring basis
Embedded derivative liability, measurement input	50.0	50.0
Lapse | Maximum | Actuarial cash flow model | Level 3 | Embedded derivative - IUL
Assets and liabilities measured at fair value on a recurring basis
Embedded derivative liability, measurement input	7.5	10